STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (AS RESTATED) - USD ($)	Additional Paid-in Capital [Member]	Ordinary Shares [Member] Redeemable Class A Ordinary Shares [Member]	Ordinary Shares [Member] Class B Non-redeemable Ordinary Shares [Member]	Accumulated Deficit [Member]	Redeemable Class A Ordinary Shares [Member]	Total
Beginning balance at Oct. 11, 2020	$ 0	$ 0	$ 0	$ 0		$ 0
Beginning balance (in shares) at Oct. 11, 2020		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	24,209		$ 791			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)			7,906,250
Sale of 30,000,000 Units, net of underwriting discounts, offering costs and warrant liability	274,685,805	$ 3,000				274,688,805
Sale of 30,000,000 Units, net of underwriting discounts, offering costs and warrant liability (in shares)		30,000,000			30,000,000
Proceeds received in excess of fair value of Private Placement Warrants	3,253,334					3,253,334
Class A Ordinary shares subject to possible redemption	(268,720,083)	$ (2,687)				(268,722,770)
Class A Ordinary shares subject to possible redemption (in shares)		(26,872,277)
Net loss				(4,244,366)		(4,244,366)
Ending balance at Dec. 31, 2020	9,243,265	$ 313	$ 791	(4,244,366)		5,000,003
Ending balance (in shares) at Dec. 31, 2020		3,127,723	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Founder Shares	(41)		$ 41
Forfeiture of Founder Shares (in shares)			406,250
Change in Class A ordinary shares subject to redemption	(2,858,802)	$ (28)				(2,858,830)
Change in Class A ordinary shares subject to redemption (in shares)		285,883
Net loss	12,102,108	$ 341	$ 750	(2,858,829)		(2,858,829)
Ending balance at Mar. 31, 2021				(7,103,195)		5,000,004
Ending balance (in shares) at Mar. 31, 2021		3,413,606	7,500,000
Beginning balance at Dec. 31, 2020	9,243,265	$ 313	$ 791	(4,244,366)		5,000,003
Beginning balance (in shares) at Dec. 31, 2020		3,127,723	7,906,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(983,798)
Ending balance at Jun. 30, 2021	10,227,096	$ 323	$ 750	(5,228,164)		5,000,005
Ending balance (in shares) at Jun. 30, 2021		3,226,103	7,500,000
Beginning balance at Mar. 31, 2021				(7,103,195)		5,000,004
Beginning balance (in shares) at Mar. 31, 2021		3,413,606	7,500,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in Class A ordinary shares subject to redemption	1,875,012	$ 18				1,875,030
Change in Class A ordinary shares subject to redemption (in shares)		(187,503)
Net loss				1,875,031		1,875,031
Ending balance at Jun. 30, 2021	$ 10,227,096	$ 323	$ 750	$ (5,228,164)		$ 5,000,005
Ending balance (in shares) at Jun. 30, 2021		3,226,103	7,500,000